RELATED PARTY TRANSACTIONS (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
RELATED PARTY TRANSACTIONS
Termination benefits		$ 434
Share based payments	$ 2,095	2,019
Total Key Management compensation	6,348	6,073
Interest paid	22,549	5,886
Accrued short term	1,900	1,300
Directors' fees
RELATED PARTY TRANSACTIONS
Salaries and short term incentives	554	595
Consulting fees
RELATED PARTY TRANSACTIONS
Salaries and short term incentives	3,699	$ 3,025
Fairfax Financial Holdings Limited
RELATED PARTY TRANSACTIONS
Interest paid	$ 4,000